REVENUE	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
REVENUE

2. REVENUE

	Six months ended June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenue from contracts with customers
Sale of copper ores	—	1,403	204

(i)    Disaggregated revenue information

	Six months ended June 30,
	2018	2019	2019
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Type of goods
Sale of copper ores	—	1,403	204

Geographic market
Mainland China	—	1,403	204

Timing of revenue recognition
Goods transferred at a point in time	—	1,403	204

(ii)   Performance obligations

Information about the Group’s performance obligations is summarized below:

Sale of copper ores

The performance obligation is satisfied upon delivery of the copper ores and payment is generally due within 30 days from delivery.